Secured Loan Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Secured Loans (Textual)
Maturity term	1 year	1 year
Interest expense	$ 1,303,909	$ 2,081,104	$ 2,302,136
Loans receivable	117,262,095	148,293,427
Financing expenses		361,423
Liquidated damage	1,476,588
Secured Debt [Member]
Secured Loans (Textual)
Interest expense	472,975
Feng Hui [Member] | Secured Debt [Member]
Secured Loans (Textual)
Loans receivable	$ 5,310,886	$ 28,049,885